Average Annual Total Returns - FidelityStrategicDividendIncomeFund-RetailPRO - FidelityStrategicDividendIncomeFund-RetailPRO - Fidelity Strategic Dividend & Income Fund	Jan. 29, 2025
Fidelity Strategic Dividend & Income Fund | Return Before Taxes
Average Annual Return:
Past 1 year	11.52%
Past 5 years	7.81%
Past 10 years	7.86%
Fidelity Strategic Dividend & Income Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	9.95%
Past 5 years	6.20%
Past 10 years	6.14%
Fidelity Strategic Dividend & Income Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	7.55%
Past 5 years	5.84%
Past 10 years	5.86%
F0611
Average Annual Return:
Past 1 year	10.35%
Past 5 years	6.37%
Past 10 years	7.80%
SP001
Average Annual Return:
Past 1 year	25.02%
Past 5 years	14.53%
Past 10 years	13.10%